GENERAL - Additional Information (Detail) $ / shares in Units, $ in Thousands		3 Months Ended											9 Months Ended		12 Months Ended
	May 10, 2019 USD ($)	Sep. 30, 2019 USD ($) Property State shares	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Property State	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Property	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2019 USD ($) Property State Segment shares	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Property State Segment	Dec. 31, 2017 USD ($) Property	Oct. 01, 2019	Sep. 01, 2019	Aug. 01, 2019	Jul. 01, 2019	Jun. 27, 2019 USD ($) $ / shares shares	Jan. 01, 2019 USD ($)	Sep. 27, 2018 $ / shares shares	Jan. 01, 2018 USD ($)	Dec. 31, 2016 USD ($)	Aug. 04, 2016
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total revenue derived from the cemeteries under agreements		$ 73,151			$ 83,425	$ 73,185	$ 81,571	$ 77,945	$ 85,295	$ 84,034	$ 85,952	$ 82,946	$ 223,115	$ 232,701	$ 316,126	$ 338,227
Notes receivable interest, additional interest above prime rate															3.75%
Number of reportable segments | Segment													2		2
Deferred selling and obtaining costs																								$ 107,841
Change in deferred selling and obtaining costs													$ 1,850	4,780	$ 4,819	9,508
Inventories					7,500				12,100						7,500	12,100
Accounts payable					29,800				18,500						29,800	18,500
Accrued expenses					21,700				15,900						21,700	15,900
Benefits and payroll liabilities					6,900				5,700						6,900	5,700
Tax liabilities					3,100				2,900						3,100	2,900
Increase in accrued expenses															5,600
Partners’ capital (deficit)		(104,025)			(6,578)				91,696				(104,025)		(6,578)	91,696								63,599	$ 190,354
Accounts receivable, net of allowance		61,470			57,928				79,116				61,470		57,928	79,116								72,994
Long-term accounts receivable, net of allowance		78,138			87,148				105,935				78,138		87,148	105,935								99,408
Remaining performance obligation		29,212			23,422								29,212		23,422
Allowance for cancellation reserve					12,900										12,900
Customer refund liability					2,100										2,100
Other long-term liabilities		51,940			42,108				38,695				51,940		42,108	38,695								42,169
Deferred tax liabilities		11,264			6,675				9,638				11,264		6,675	9,638								9,271
Net loss		(42,652)	$ (34,398)	$ (22,534)	(20,534)	(17,225)	$ (17,017)	$ (17,923)	(45,439)	$ (9,576)	$ (11,582)	$ (8,561)	(99,584)	(52,165)	(72,699)	(75,158)
Management lease loss													(2,100)
Preferred unit, aggregate purchase price		57,500											57,500
Cash and cash equivalents		43,515			18,147				6,821				43,515		18,147	6,821								6,821	$ 12,570
Restricted cash		20,600			0								$ 20,600		0
Lease renewal term description													Certain leases provide the Partnership with the option to renew for additional periods, with renewal terms that can extend the lease term for periods ranging from 1 to 30 years.
Operating lease ROU asset		11,321											$ 11,321
Impact of Adoption of FASB ASC 606
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Deferred selling and obtaining costs																								(18,600)
Partners’ capital (deficit)																								(28,100)
Accounts receivable, net of allowance					11,400										11,400
Long-term accounts receivable, net of allowance					14,100										14,100
Remaining performance obligation					$ 25,500										25,500
Decrease of partners' capital related to timing of recognition of nonrefundable upfront fees																								6,400
Other long-term liabilities																								3,500
Deferred tax liabilities																								$ 400
Impact of Adoption of FASB ASC 606 | Difference between Revenue Guidance in Effect before and after Topic 606
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total revenue derived from the cemeteries under agreements															470
Deferred selling and obtaining costs									(18,557)							(18,557)
Partners’ capital (deficit)									(28,097)							(28,097)
Accounts receivable, net of allowance									(6,122)							(6,122)
Long-term accounts receivable, net of allowance									(6,527)							(6,527)
Other long-term liabilities									3,474							3,474
Deferred tax liabilities									$ (367)							(367)
Net loss															$ 114
ASC 842
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Reclassification from Intangible assets to other assets for below market lease intangibles																						$ 1,100
Reclassification from accounts payable and accrued liabilities to other assets for deferred gain on sale leaseback transaction																						100
Reclassification from other long term liabilities to other assets for deferred gain on sale leaseback transaction																						200
Reclassification from accounts payable and accrued liabilities to other assets for rent																						300
Reclassification from other long term Liabilities to other assets for rent																						3,500
Increase in other assets for operating lease right of use assets																						15,300
Increase in accounts payable and accrued liabilities for operating lease liabilities																						2,200
Increase in other long term liabilities for operating lease liabilities.																						13,100
Operating lease ROU asset																						12,300
Operating lease liability		$ 14,326											$ 14,326									$ 15,300
Minimum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Lease renewal term													1 year
Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Product sales, payment term													60 months		60 months
Liquid investments purchased with an original maturity													3 months		3 months
Lease renewal term													30 years
Eighth Amendment To Credit Agreement | Scenario, Forecast | Tranche A Revolving Credit Facility
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Debt instrument, ticking fees, total																				3.00%
Debt instrument, ticking fees, PIK																	1.00%			2.00%
Debt instrument, ticking fees, cash																		1.00%	1.00%	1.00%
Merger and Reorganization Agreement
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Contribution of general partner shares | shares																							2,950,000
General partner interest rate																							1.04%
Legal and other expenses															$ 2,100
Merger and Reorganization Agreement | Stonemor GP Holdings LLC
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Contribution of common units | shares																							2,332,878
Merger and Reorganization Agreement | StoneMor Inc.
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Contribution of common units | shares																							2,332,878
Common units, par value | $ / shares																							$ 0.01
StoneMor Operating LLC
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Ownership percentage subsidiaries by the parent		100.00%		100.00%	100.00%								100.00%		100.00%											100.00%
Managed Properties | Cemetery Property
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total revenue derived from the cemeteries under agreements															$ 52,300	59,000
Cemetery
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of operating locations | Property		30			31								30		31
Total revenue derived from the cemeteries under agreements		$ 60,750				61,405							$ 184,288	191,328	$ 261,935	$ 276,696
Cemetery | Held-for-sale
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of properties disposed | Property					2				2						2	2
Cemetery | Consolidated Properties
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of operating locations | Property		16			16								16		16
Cemetery | Unconsolidated Properties
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of operating locations | Property		14			15								14		15
Funeral Home
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Total revenue derived from the cemeteries under agreements		$ 12,401				$ 11,780							$ 38,827	$ 41,373	$ 54,191	$ 61,531
Funeral Home | Held-for-sale
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of properties disposed | Property					2				3						2	3
US and Puerto Rico | Cemetery
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of operating locations | Property		321			322								321		322
Number of states | State		27			27								27		27
US and Puerto Rico | Cemetery | Wholly Owned Properties
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of operating locations | Property		291			291								291		291
US and Puerto Rico | Cemetery | Managed Properties
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of operating locations | Property		30			31								30		31
US and Puerto Rico | Funeral Home
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of operating locations | Property		89			90								89		90
Number of states | State		17			17								17		17
US and Puerto Rico | Funeral Home | Cemetery Property
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of operating locations | Property		42			42								42		42
Senior Secured Notes
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Long-term debt, gross		$ 376,166											$ 376,166
Fixed interest rate to be paid per annum in cash plus		9.875%											9.875%
Senior Secured Notes | Option Through January 30, 2022 - Payable in Kind
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Debt instrument		4.00%											4.00%								4.00%
Senior Secured Notes | Private Placement
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Long-term debt, gross		$ 385,000											$ 385,000
Senior Secured Notes | Private Placement | 9.875% notes, due 2024
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Debt instrument		9.875%											9.875%
Senior Secured Notes | Private Placement | 11.500% notes, due 2024
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Debt instrument		11.50%											11.50%
Senior Notes
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Preferred units, sold | shares		52,083,333											52,083,333
Preferred unit, aggregate purchase price		$ 57,500											$ 57,500
Senior Notes | Private Placement
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Long-term debt, gross		$ 385,000											$ 385,000
Series A Redeemable Convertible Preferred Unit | Series A Purchase Agreement
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Preferred units, sold | shares																					52,083,333
Preferred unit sold, price per share | $ / shares																					$ 1.1040
Preferred unit, liquidation preference discount percentage																					8.00%
Preferred unit, aggregate purchase price																					$ 57,500
Other Losses, Net
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Management lease loss	$ 2,100